PREPAID EQUIPMENT COST (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	May 12, 2013 USD ($)	May 12, 2013 CNY (¥)
Schedule Of Prepaid Equipment Cost [Line Items]
Equity interest retained			28.57%
Prepaid equipment costs	$ 290	$ 16,200
Impairment Loss On Prepaid Equipment Cost	$ 16,646
Elec Tech [Member] | Beijing GreatView Media Advertising Co., Ltd. [Member]
Schedule Of Prepaid Equipment Cost [Line Items]
Investment commitment				$ 104,000	¥ 640,000
Equity interest retained				21.27%	21.27%